FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number__811-06481

Franklin Municipal Securities Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: _650 312-2000

Date of fiscal year end: _5/31

Date of reporting period: _8/31/10

Item 1. Schedule of Investments.

Franklin Municipal Securities Trust

Statement of Investments, August 31,2010 (unaudited) (continued)

Municipal Bonds 94.8%
California 92.2%
ABAG 1915 Act Special Assessment, Windemere Ranch AD 1999-1, Pre-Refunded,
6.20%, 9/02/20	$1,950,000	$2,105,629
6.30%, 9/02/25	2,935,000	3,172,177
ABAG Finance Authority for Nonprofit Corps. Revenue,
Elder Care Alliance, California Mortgage Insured, 5.60%, 8/15/34	4,260,000	4,333,698
Hamlin School, 5.00%, 8/01/37	10,485,000	9,822,453
Windemere Ranch Financing Program, Sub Series B, 5.00%, 9/02/27	3,500,000	3,196,375
Windemere Ranch Financing Program, Sub Series B, 5.00%, 9/02/34	5,310,000	4,590,867
Alameda CFD No.2 Special Tax, Refunding, 6.125%, 9/01/16	1,020,000	1,025,579
Aliso Viejo CFD No. 2005-01 Special Tax, Glenwood at Aliso Viejo, 5.875%, 9/01/27	5,115,000	5,042,060
American Canyon Financing Authority Infrastructure Revenue Special Assessment, American Canyon Road East,
5.00%, 9/02/25	1,305,000	1,180,712
5.00%, 9/02/30	2,020,000	1,703,486
5.10%, 9/02/35	1,695,000	1,425,681
Anaheim RDA Tax Allocation, Merged Redevelopment Project Area, Refunding, Series A, AGMC Insured, 5.00%, 2/01/31	8,500,000	8,862,950
Artesia RDA Tax Allocation,
Artesia Redevelopment Project Area, 5.50%, 6/01/42	6,355,000	5,939,891
Artesia Redevelopment Project Area, 5.70%, 6/01/42	3,175,000	3,057,620
Housing Set-Aside, Artesia Redevelopment Project Area, 7.70%, 6/01/46	3,355,000	3,680,804
Avenal PFAR, Refunding, 5.00%,
9/01/30	1,075,000	990,613
9/01/36	710,000	612,219
Azusa Special Tax,
CFD No. 2005-1, Improvement Area 1, 5.00%, 9/01/27	2,585,000	2,097,934
Escrow, CFD No. 2005-1, Improvement Area 1, 5.00%, 9/01/37	9,065,000	6,554,901
Baldwin Park USD, GO, Capital Appreciation, Election of 2006, AGMC Insured, zero cpn., 8/01/31	5,735,000	1,679,323
Beaumont Financing Authority Local Agency Revenue,
Series B, 5.35%, 9/01/28	935,000	872,561
Series B, 5.40%, 9/01/35	1,390,000	1,248,012
Series C, 5.45%, 9/01/27	6,435,000	5,746,005
Series C, 5.50%, 9/01/29	855,000	804,162
Series C, 5.50%, 9/01/35	5,030,000	4,386,850
Brentwood Infrastructure Financing Authority Infrastructure Revenue, CIFP, Series 1,
5.00%, 9/02/25	3,195,000	2,737,444
5.125%, 9/02/30	4,400,000	3,680,776
5.15%, 9/02/35	3,450,000	2,823,480
Buena Park Community RDA Tax Allocation, Consolidated Redevelopment Project, 6.25%, 9/01/35	5,000,000	5,242,900
California City RDA Tax Allocation Revenue, Refunding, Series A-1, 7.75%, 9/01/34	9,235,000	9,427,457
California County Tobacco Securitization Agency Tobacco Revenue, Asset-Backed,
Gold Country Funding Corp., Refunding, 5.25%, 6/01/46	5,000,000	3,453,300
Los Angeles County Security, zero cpn. to 12/01/10, 5.70% thereafter, 6/01/46	5,000,000	3,608,300
California Educational Facilities Authority Revenue,
College and University Financing Program, 5.00%, 2/01/30	5,425,000	4,263,019
College and University Financing Program, 5.00%, 2/01/37	1,070,000	805,624
College and University Financing Program, Refunding, 5.00%, 2/01/26	1,000,000	826,180
University of Redlands, Series A, 5.125%, 8/01/38	5,000,000	5,125,550
California Health Facilities Financing Authority Revenue,
Kaiser Permanente, Series A, ETM, 5.40%, 5/01/28	2,500,000	2,502,475
Providence Health and Services, Refunding, Series C, 6.50%, 10/01/33	4,000,000	4,554,040
Sutter Health, Series A, 5.25%, 11/15/46	22,660,000	22,981,092
California Municipal Finance Authority COP,
5.25%, 2/01/24	5,000,000	5,105,400
5.375%, 2/01/29	7,000,000	7,039,620
5.50%, 2/01/39	10,600,000	10,479,266
Community Hospitals of Central California, 5.25%, 2/01/46	20,500,000	19,190,050
California Municipal Finance Authority Revenue,
Biola University, Refunding, 5.625%, 10/01/23	6,000,000	6,493,140
Biola University, Refunding, 5.80%, 10/01/28	7,500,000	8,020,575
Biola University, Refunding, 5.875%, 10/01/34	6,000,000	6,391,320
Harbor Regional Center Project, 8.50%, 11/01/39	5,000,000	5,440,200
Kern Regional Center Project, Series A, 7.50%, 5/01/39	9,000,000	9,887,760

	Quarterly Statement of Investments

Franklin Municipal Securities Trust

Statement of Investments, August 31,2010 (unaudited) (continued)
Loma Linda University, 5.00%, 4/01/37	3,500,000	3,562,650
Southwest Community Health Center, California Mortgage Insured, 6.125%, 2/01/40	4,000,000	4,269,320
University Students Cooperative Associates, 5.00%, 4/01/37	4,000,000	3,701,160
California State GO,
FGIC Insured, 6.00%, 8/01/19	30,000	30,610
Various Purpose, 6.00%, 11/01/39	25,000,000	27,907,500
Various Purpose, Refunding, 5.50%, 3/01/40	5,000,000	5,343,000
California State Public Works Board Lease Revenue, Department of Mental Health, Coalinga, Series A, 5.125%, 6/01/29	5,500,000	5,548,070
California Statewide CDA Assisted Living Facilities Revenue, Hollenbeck Palms/Magnolia, Series A, Radian Insured, 4.50%,
2/01/27	2,200,000	2,049,696
California Statewide CDA Revenue,
American Baptist Home West, Refunding, 6.25%, 10/01/39	5,000,000	5,110,800
Bentley School, Refunding, Series A, 7.00%, 7/01/40	8,675,000	7,447,574
California Baptist University, Refunding, Series A, 5.40%, 11/01/27	7,440,000	6,729,331
California Baptist University, Refunding, Series A, 5.50%, 11/01/38	4,500,000	3,770,100
Capital Appreciation Bonds, Bentley School, Refunding, zero cpn., 7/01/50	25,810,000	712,872
Catholic Healthcare West, Series C, 5.625%, 7/01/35	5,000,000	5,269,500
CHF-Irvine LLC, UCI East Campus Apartments, Phase II, 5.75%, 5/15/32	10,000,000	10,280,600
Drew School, Refunding, 5.30%, 10/01/37	4,275,000	3,517,684
Elder Care Alliance, Series A, Pre-Refunded, 8.00%, 11/15/22	3,000,000	3,548,910
Elder Care Alliance, Series A, Pre-Refunded, 8.25%, 11/15/32	4,000,000	4,764,360
Eskaton Village Grass Valley, Pre-Refunded, 8.25%, 11/15/31	9,405,000	9,733,705
Henry Mayo Newhall Memorial Hospital, Series B, California Mortgage Insured, 5.20%, 10/01/37	7,500,000	7,558,725
Kaiser Permanente, Series B, 5.25%, 3/01/45	52,910,000	53,210,529
Lancer Educational Student Housing Project, 5.625%, 6/01/33	3,000,000	2,545,590
Methodist Hospital of Southern California Project, FHA Insured, 6.75%, 2/01/38	10,000,000	11,636,300
Monterey Institute International, 5.50%, 7/01/31	8,285,000	9,027,999
Presidio Hill School, 6.875%, 8/01/32	5,970,000	6,000,865
Prospect Sierra School, Pre-Refunded, 6.75%, 9/01/32	4,920,000	5,067,600
Thomas Jefferson School of Law, Refunding, Series A, 7.25%, 10/01/38	10,000,000	10,496,800
Thomas Jefferson School of Law Project, Pre-Refunded, 7.75%, 10/01/31	4,720,000	5,042,612
ValleyCare Health System, Refunding, Series A, 5.00%, 7/15/22	1,000,000	955,940
ValleyCare Health System, Refunding, Series A, 5.125%, 7/15/31	5,850,000	5,156,248
California Statewide CDA Special Tax Revenue, CFD 2007-1, Orinda, 6.00%, 9/01/29	5,000,000	4,606,850
Capistrano USD, CFD Special Tax, No. 05-1, Rancho Madrina, 5.25%, 9/01/34	1,120,000	1,011,259
Cathedral City 1915 Act Special Assessment, Limited Obligation, Cove ID No. 04-02, 5.05%, 9/02/35	1,305,000	1,137,908
Ceres USD, GO, Capital Appreciation, Election of 2008, Series A, zero cpn.,
8/01/39	6,450,000	886,424
8/01/40	6,730,000	859,556
Chatom USD, GO, Election of 2006, Capital Appreciation, Series C, XLCA Insured, zero cpn., 8/01/47	9,450,000	872,424
Chino CFD Special Tax,
No. 03-1, 5.875%, 9/01/33	1,250,000	1,202,038
No. 03-3, Improvement Area 1, 5.70%, 9/01/29	1,215,000	1,180,701
No. 03-3, Improvement Area 1, 5.75%, 9/01/34	1,420,000	1,320,699
Chula Vista Special Tax,
CFD No. 01-1, Improvement Area B, San Miguel Ranch, 5.45%, 9/01/36	2,170,000	1,881,065
CFD No. 12-1,McMillin Otay Ranch, 5.25%, 9/01/30	2,080,000	1,793,397
CFD No. 12-1,McMillin Otay Ranch, 5.25%, 9/01/36	3,620,000	2,989,324
Clovis USD, GO, Capital Appreciation, Election of 2004, Series A, NATL RE, FGIC Insured, zero cpn.,
8/01/27	7,500,000	3,153,150
8/01/28	5,000,000	1,962,550
Compton Community College District GO, Election of 2002, Series B,
6.625%, 8/01/27	3,085,000	3,517,980
6.75%,8/01/34	4,000,000	4,419,440
Compton CRDA Tax Allocation, Redevelopment Project, second lien, Series B,
5.70%,8/01/30	2,255,000	2,302,806
6.00%, 8/01/42	3,460,000	3,516,606
Compton USD, GO, Election of 2002, Series C, AMBAC Insured, 5.00%, 6/01/31	5,000,000	5,107,200
Corona CFD No. 2001-2 Special Tax, Improvement Areas Nos. 1 and 2, Series A, 6.25%, 9/01/32	1,890,000	1,891,796
Corona CFD No. 2003-2 Special Tax, Highlands Collection,
5.15%,9/01/34	2,810,000	2,394,401
5.20%, 9/01/34	1,000,000	863,700
Corona-Norco USD, PFA Special Tax Revenue, Series B, 5.00%,
9/01/26	1,760,000	1,526,677
9/01/36	2,000,000	1,579,920

Quarterly Statement of Investments

	Franklin Municipal Securities Trust

	Statement of Investments, August 31,2010 (unaudited) (continued)
	Corona-Norco USD Special Tax,
	CFD No. 04-1, 5.00%, 9/01/24	1,540,000	1,351,704
	CFD No. 04-1, 5.20%, 9/01/36	2,000,000	1,647,780
	Series A, 5.35%, 9/01/26	1,005,000	868,642
	Series A, 5.40%, 9/01/36	2,530,000	2,084,796
	Cotati South Sonoma Business Park AD Special Assessment, Improvement, 6.50%, 9/02133	5,395,000	5,410,969
	Daly City Housing Development Finance Agency Mobile Home Park Revenue, Franciscan Mobile Home Park Acquisition
	Project, sub. bond, Refunding, Series B, 5.85%, 12/15/47	5,105,000	4,700,888
	Del Mar Race Track Authority Revenue, 5.00%, 8/15/25	3,140,000	3,160,441
	Del Paso Manor Water Dist Revenue COP, Phase I Important Project, 5.50%, 7/01/41	3,050,000	3,117,130
	Duarte RDA Tax Allocation, Capital Appreciation, Merged Redevelopment Project, ETM, zero cpn., 12/01/28	30,795,000	13,771,216
	Eastern California Municipal Water District CFD No. 2003-15, Special Tax, Morgan Valley, Series A, 5.20%, 9/01/37	2,000,000	1,746,540
	EI Dorado County Special Tax,
	CFD No. 1992-1, 6.125%, 9/01/16	4,735,000	4,755,076
	CFD No. 2001-1, 5.35%, 9/01/35	1,900,000	1,545,726
	CFD No. 2005-1, 5.00%, 9/01/21	1,000,000	891,410
	CFD No. 2005-1, 5.15%, 9/01/25	2,075,000	1,810,977
	CFD No. 2005-1, 5.25%, 9/01/35	6,705,000	5,389,077
	EI Monte Water Authority Revenue, Refunding, AMBAC Insured, 5.00%,
	9/01/31	4,300,000	4,234,081
	9/01/36	2,045,000	1,939,621
	EI Rancho USD, GO, Capital Appreciation, Election of 2003, NATL RE, FGIC Insured, zero cpn., 8/01/29	2,400,000	814,008
	Escondido Revenue COP, Series A,
	FGIC Insured, Pre-Refunded, 6.00%, 9/01/31	865,000	873,650
	NATL RE, FGIC Insured, 6.00%, 9/01/31	770,000	779,918
	Escondido Special Tax, CFD No. 01, Eureka, 5.15%, 9/01/36	1,400,000	1,144,822
	Fairfield CFD Special Tax, No.3, North Cordelia General Improvements, 6.00%,
	9/01/32	1,200,000	1,255,752
	9/01/37	5,810,000	6,053,032
	Foothill/Eastern Corridor Agency Toll Road Revenue, Capital Appreciation, Refunding, zero cpn.,
	1/15/26	38,720,000	14,022,835
	1/15/30	4,000,000	1,022,240
	1/15/31	85,780,000	20,351,305
	Garden Grove Housing Authority MFHR, Set-Aside Tax Increment, Series C, 6.70%, 7/01/24	5,895,000	5,903,430
	Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue,
Asset	-Backed, Senior Series A-1, 5.75%, 6/01/47	24,500,000	18,352,460
Asset	-Backed, Series A-2, Pre-Refunded, 7.90%, 6/01/42	750,000	898,793
Asset	-Backed, Series A-3, Pre-Refunded, 7.875%, 6/01/42	6,400,000	7,665,344
	Capital Appreciation, Asset-Backed, Refunding, Series C, second sub., zero cpn., 6/01/47	50,000,000	1,492,000
	Enhanced, Asset-Backed, Series A, AGMC Insured, 5.00%, 6/01/35	1,000,000	1,007,900
	Hanford Joint UHSD, GO, Capital Appreciation, Election of 2004, Series B, AGMC Insured, zero cpn.,
	8/01/32	3,635,000	964,038
	8/01/33	3,705,000	908,540
	8/01/35	4,120,000	872,328
	Hartnell Community College District GO, Capital Appreciation, Election of 2002, Series D, zero cpn.,
	8/01/44	30,000,000	2,731,200
	8/01/49	10,000,000	829,900
	Huntington Beach CFD Special Tax Revenue, Grand Coast Resort, 6.45%, 9/01/31	5,000,000	5,051,300
	'Imperial County Special Tax, CFD No. 98-1,
	6.45%,9/01/17	1,670,000	1,626,146
	6.50%,9/01/31	5,705,000	5,328,413
	Independent Cities Finance Authority Mobile Home Park Revenue, Lamplighter Salinas, Series A, 6.25%,
	7/15/45	2,465,000	2,493,717
	7/15/50	2,000,000	2,012,540
	Indio 1915 Act GO,
	AD No. 1999-1, 7.125%, 9/02/20	1,725,000	1,745,597
	AD No. 2001-1, 6.50%, 9/02/26	3,975,000	4,035,301
	Indio CFD Special Tax,
	5.00%, 9/01/25	4,000,000	3,287,080
	5.10%,9/01/30	1,275,000	972,494
	No. 04-3, Terra Lago, Improvement Area 1, 5.15%, 9/01/35	1,275,000	923,240
	Irvine 1915 Act Special Assessment, Limited Obligation,
	AD No. 00-18, Group Five, 5.00%, 9/02/26	1,275,000	1,227,430
	AD No. 00-18, Group Five, Refunding, 5.00%, 9/02/29	2,000,000	1,775,080
	AD No. 03-19, Group Five, Refunding, 5.00%, 9/02/25	1,500,000	1,380,870

		Quarterly Statement of Investments

	Franklin Municipal Securities Trust

	Statement of Investments, August 31,2010 (unaudited) (continued)
	AD No. 03-19, Group Four, 5.00%, 9/02/29	1,500,000	1,390,605
	AD No. 03-19, Group Three, 5.00%, 9/02/29	1,110,000	1,029,048
	AD No. 04-20, Group One, 5.00%, 9/02/25	2,740,000	2,708,682
	AD No. 04-20, Group One, 5.00%, 9/02/30	10,975,000	10,251,308
	Irvine Special Tax, CFD No. 2005-2, 5.25%, 9/01/36	2,000,000	1,865,920
	Irvine USD Special Tax, CFD, 6.70%, 9/01/35	5,000,000	5,329,900
	Jurupa Community Services District Special Tax,
	CFD No.7, Series A, 5.10%, 9/01/28	2,695,000	2,427,521
	CFD No.7, Series A, 5.15%, 9/01/35	3,690,000	3,184,175
	CFD No. 11, Series A, 5.05%, 9/01/30	2,495,000	2,256,079
	CFD No.11, Series A, 5.10%, 9/01/35	2,065,000	1,780,608
	CFD No. 12, Series A, 5.10%, 9/01/29	2,000,000	1,791,340
	CFD No. 12, Series A, 5.15%, 9/01/35	3,000,000	2,609,190
	CFD No. 17, Series A, 5.125%, 9/01/25	1,350,000	1,264,680
	CFD No. 17, Series A, 5.20%, 9/01/36	2,825,000	2,472,383
	CFD No. 18, Eastvale, Series A, 5.00%, 9/01/36	2,400,000	2,052,432
	CFD No. 19, Eastvale, Series A, 5.00%, 9/01/36	1,500,000	1,281,045
	CFD No. 30, Series A, 5.60%, 9/01/37	1,000,000	904,920
	Lafayette RDA Tax Allocation, 5.75%, 8/01/32	1,000,000	1,007,940
	Lake Elsinore 1915 Act Special Assessment, AD No. 93-1, Limited Obligation, Refunding, 7.00%, 9/02/30	8,035,000	8,131,500
	Lake Elsinore Special Tax,
	CFD No. 2003-2, Canyon Hills, Improvement Area A, Series A, 5.85%, 9/01/24	1,035,000	1,037,215
	CFD No. 2003-2, Canyon Hills, Improvement Area A, Series A, 5.95%, 9/01/34	2,200,000	2,102,738
	CFD No. 2004-3, Rosetta Canyon, Improvement Area No.1, 5.10%, 9/01/22	750,000	718,193
	CFD No. 2004-3, Rosetta Canyon, Improvement Area No.1, 5.15%, 9/01/25	635,000	597,662
	CFD No. 2004-3, Rosetta Canyon, Improvement Area No.1, 5.25%, 9/01/30	1,195,000	1,078,559
	CFD No. 2004-3, Rosetta Canyon, Improvement Area No.1, 5.25%, 9/01/35	1,225,000	1,034,378
	CFD No. 2004-3, Rosetta Canyon, Improvement Area No.2, Series A, 5.20%, 9/01/26	915,000	854,656
	CFD No. 2004-3, Rosetta Canyon, Improvement Area No.2, Series A, 5.25%, 9/01/37	2,800,000	2,335,676
	CFD No. 2005-2, Aberhill Ranch, Improvement Area A, Series A, 5.45%, 9/01/36	5,695,000	4,781,294
	CFD No. 2006-2, Viscaya, Series A, 5.40%, 9/01/36	2,020,000	1,733,968
	Lake Elsinore USD, CFD No. 2001-1 Special Tax, Pre-Refunded, 6.30%, 9/01/33	4,400,000	4,750,152
	Lancaster Financing Authority Tax Allocation Revenue, Redevelopment Project Nos. 5 and 6, Refunding,
	5.40%, 2/01/29	500,000	503,220
	5.60%, 2/01/34	1,195,000	1,198,238
	Lancaster RDA Tax Allocation, Combined Redevelopment Project Areas, 6.875%,
	8/01/34	2,000,000	2,268,420
	8/01/39	2,000,000	2,243,960
	Lee Lake Water District CFD No.1 Special Tax, Sycamore Creek,
	6.50%, 9/01/24	1,000,000	1,008,880
	5.25%, 9/01/28	1,750,000	1,538,460
	5.30%, 9/01/35	3,300,000	2,689,929
	Lee Lake Water District CFD No.3 Special Tax, Retreat, 5.875%, 9/01/27	3,000,000	2,811,720
	Lincoln CFD No. 2003-1 Special Tax, Pre-Refunded,
	5.90%, 9/01/24	1,780,000	2,088,670
	5.95%, 9/01/28	4,450,000	5,228,260
	6.00%, 9/01/34	3,520,000	4,140,822
	Lincoln PFA Special Tax Revenue, Sub Series B, 5.00%, 9/01/34	3,410,000	2,854,136
	Long Beach Bond Finance Authority Natural Gas Purchase Revenue, Series A,
	5.00%, 11/15/29	9,630,000	9,408,510
	5.50%, 11/15/37	25,000,000	25,209,500
	Los Angeles County Sanitation Districts Financing Authority Revenue, Capital Projects, District No. 14, sub. bonds, Refunding,
	Series B, NATL RE, FGIC Insured, 5.00%, 10/01/28	6,120,000	6,447,420
	Los Angeles County Schools Regionalized Business Services Corp. COP, Pooled Financing Program, Series C,
	5.00%, 6/01/30	3,000,000	3,027,420
	5.25%, 6/01/35	3,580,000	3,609,607
	'Los Angeles MFR, Refunding, Series J-2C, 8.50%, 1/01/24	600,000	567,984
	Lynwood PFA Lease Revenue,
	6.25%, 9/01/22	1,080,000	1,086,124
	6.30%, 9/01/29	2,680,000	2,695,196
	Lynwood PFA Tax Allocation, Alameda Project Area, 6.30%, 9/01/24	1,000,000	1,006,870
M	-S-R Energy Authority Gas Revenue, Series B, 6.50%, 11/01/39	7,500,000	8,753,325
	Menifee USD Special Tax, CFD No. 2002-2,
	6.05%, 9/01/26	990,000	992,386
	6.10%,9/01/34	3,675,000	3,611,422

	Quarterly Statement of Investments

Franklin Municipal Securities Trust

Statement of Investments, August 31,2010 (unaudited) (continued)
Merced CFD No. 2005-1 Special Tax, Improvement Area No.1, 5.30%, 9/01/36	2,400,000	1,429,440
Merced RDA Tax Allocation, Merced Gateways Redevelopment Project, Series A, 6.50%, 9/01/39	6,250,000	6,659,125
Moorpark CFD No. 2004-1 Special Tax, Moorpark Highlands,
5.25%, 9/01/26	1,795,000	1,684,087
5.30%, 9/01/38	4,020,000	3,532,414
Moreland School District GO, Election of 2002, Series D,
FGIC Insured, zero cpn., 8/01/34	4,405,000	1,341,278
FGIC Insured, zero cpn., 8/01/37	5,700,000	1,465,014
NATL RE, FGIC Insured, zero cpn., 8/01/30	3,400,000	1,070,320
NATL RE, FGIC Insured, zero cpn., 8/01/31	2,000,000	583,320
NATL RE, FGIC Insured, zero cpn., 8/01/32	4,405,000	1,193,359
Moreno Valley USD Special Tax,
CFD No. 2004-6, 5.00%, 9/01/22	2,105,000	1,925,107
CFD No. 2004-6, 5.10%, 9/01/28	2,000,000	1,736,060
CFD No. 2004-6, 5.20%, 9/01/36	5,000,000	4,135,500
CFD No. 2005-2, 5.00%, 9/01/36	815,000	666,963
Murrieta 1915 Act Special Tax, CFD No. 2000-1, 6.375%, 9/01/30	4,100,000	4,133,743
Murrieta CFD No. 2000-2 Special Tax, The Oaks,
Improvement Area A, 5.90%, 9/01/27	2,000,000	1,980,960
Improvement Area A, 6.00%, 9/01/34	3,570,000	3,417,133
Improvement Area B, 6.00%, 9/01/27	1,285,000	1,290,410
Improvement Area B, 6.00%, 9/01/34	3,800,000	3,673,536
Murrieta CFD No. 2001-1 Special Tax, Bluestone, Improvement Area A, 6.20%, 9/01/25	2,105,000	2,131,291
Murrieta CFD No. 2003-2 Special Tax, Blackmore Ranch, 6.10%, 9/01/34	2,000,000	1,975,180
Murrieta CFD No. 2004-1 Special Tax, Bremerton, 5.625%, 9/01/34	700,000	660,898
Norco Special Tax,
CFD No. 02-1, 6.50%, 3/01/33	1,395,000	1,415,548
CFD No. 97-1, Pre-Refunded, 7.10%,10/01/30	2,640,000	2,706,343
North Natomas CFD Special Tax, No.4, Series B, 6.375%, 9/01/31	4,300,000	4,309,374
Oceanside CFD No. 2001-1 Special Tax, Morro Hills Development, 5.50%, 9/01/34	3,105,000	2,764,661
Orange County 1915 Act Special Assessment, Limited Obligation, AD No. 01-1-GP1,
5.00%, 9/02/28	3,000,000	2,832,600
5.10%, 9/02133	2,000,000	1,821,060
Oro Grande Elementary School District COP, 5.875%, 9/15/37	14,000,000	14,259,840
Oxnard Harbor District Revenue,
Series A, 5.75%, 8/01/20	1,110,000	1,145,742
Series B, 6.00%, 8/01/24	6,000,000	6,235,020
Oxnard Special Tax, CFD No.3, Seabridge, 5.00%, 9/01/35	4,995,000	4,358,287
Palomar Pomerado Health Care District COP, 6.75%, 11/01/39	10,000,000	11,048,300
Paso Robles Joint USD, GO, Capital Appreciation, Election of 2006, Series A, zero cpn., 9/01/45	15,000,000	1,546,050
Perris CFD No. 05-2 Special Tax, Harmony Grove, Series A,
5.00%, 9/01/21	1,130,000	1,060,754
5.20%, 9/01/24	1,505,000	1,406,934
5.25%, 9/01/29	3,585,000	3,153,366
5.30%, 9/01/35	4,200,000	3,604,356
Perris CFD No. 2001-1 Special Tax,
Improvement Area No.4, May Farms, Series A, 5.00%, 9/01/25	1,415,000	1,200,330
Improvement Area No.4, May Farms, Series A, 5.10%, 9/01/30	865,000	721,237
Improvement Area No.4, May Farms, Series A, 5.15%, 9/01/35	1,075,000	884,284
Improvement Area No.5, May Ranch, Series A, 5.00%, 9/01/26	575,000	492,562
Improvement Area No.5, May Ranch, Series A, 5.00%, 9/01/37	1,580,000	1,246,778
Perris CFD No. 2002-1 Special Tax, Series A,
6.375%, 9/01/23	1,415,000	1,441,262
6.50%, 9/01/29	1,970,000	1,997,580
6.50%, 9/01/33	2,035,000	2,050,466
Perris CFD No. 2004-3 Special Tax, Improvement Area No.2, Series A, 5.30%, 9/01/35	1,370,000	1,153,389
Perris PFA Local Agency Revenue, Series A, 6.25%, 9/01/33	2,955,000	2,923,027
Perris PFAR Tax Allocation,
5.30%, 10/01/26	2,000,000	1,795,800
5.35%, 10/01/36	4,010,000	3,438,575
Housing Loan, Series A, 6.125%, 10/01/40	3,135,000	3,202,152
Pico Rivera Water Authority Revenue, Refunding, Series A, 6.25%, 12/01/32	7,250,000	7,272,257
Pomona USD, GO, Election of 2008, Series A, Assured Guaranty, 5.25%, 8/01/33	3,500,000	3,725,190
Poway USD Special Tax,
CFD No.6, 4S Ranch, 5.125%, 9/01/35	6,000,000	5,696,280

	Quarterly Statement of Investments

Franklin Municipal Securities Trust

Statement of Investments, August 31,2010 (unaudited) (continued)
CFD No.6, Improvement Area B, 5.125%, 9/01/36	5,035,000	4,742,315
CFD No. 14, Area A, 5.125%, 9/01/26	1,770,000	1,676,562
CFD No. 14, Area A, 5.25%, 9/01/36	5,225,000	4,680,816
CFD No. 14, Del Sur, 5.125%, 9/01/26	2,200,000	2,083,862
Rancho Cordova CFD No. 2003-1 Special Tax, Sunridge Anatolia,
5.25%, 9/01/25	2,235,000	2,098,084
5.375%, 9/01/30	1,650,000	1,477,823
5.375%, 9/01/37	7,130,000	6,180,213
5.50%, 9/01/37	2,635,000	2,319,854
Rancho Mirage Joint Powers Financing Authority Revenue, Eisenhower Medical Center, Series A, 5.00%, 7/01/47	5,000,000	4,548,350
Richland School District GO, Capital Appreciation, Election of 2008, Refunding, Series C, AGMC Insured, zero cpn., 8/01/49	17,000,000	1,255,450
Richmond Joint Powers Financing Authority Revenue, Reassessment, Refunding, Series A, AMBAC Insured, 5.00%, 9/02/30	1,085,000	974,753
Rio Elementary School District Special Tax, CFD No.1, 5.20%, 9/01/35	5,000,000	4,024,350
Riverbank USD, GO, Election of 2005, Series B, Assured Guaranty, zero cpn.,
8/01/38	6,690,000	1,184,531
8/01/43	8,750,000	1,100,488
Riverside County RDA Tax Allocation, Housing, Series A, 6.00%, 10/01/39	3,000,000	3,100,650
Riverside County Special Tax, CFD No. 87-5, senior lien, Refunding, Series A, 7.00%, 9/01113	4,160,000	4,207,008
Riverside USD Special Tax,
CFD No. 13, Improvement Area 1, 5.375%, 9/01/34	2,320,000	1,977,568
CFD No. 14, Series A, 5.45%, 9/01/35	2,060,000	1,884,447
CFD No. 15, Improvement Area 1, 5.45%, 9/01/25	2,970,000	2,832,519
CFD No. 15, Improvement Area 1, 5.55%, 9/01/30	2,390,000	2,213,331
CFD No. 15, Improvement Area 1, 5.60%, 9/01/34	2,000,000	1,818,760
CFD No. 15, Series A, 5.15%, 9/01/25	1,730,000	1,641,614
CFD No. 15, Series A, 5.25%, 9/01/30	1,230,000	1,120,727
CFD No. 15, Series A, 5.25%, 9/01/35	1,500,000	1,307,100
CFD No. 17, Aldea, 5.125%, 9/01/35	1,425,000	1,246,305
CFD No. 18,5.00%,9/01/34	1,125,000	967,579
CFD No. 22, 5.25%, 9/01/35	1,535,000	1,336,908
Road 17 Levee Area PFA Assessment Revenue, Road 17 Levee Improvement Project, 6.75%, 9/01/29	2,630,000	2,845,292
Romoland School District Special Tax, CFD No.1,
Improvement Area 1, 5.45%, 9/01/38	3,215,000	2,819,555
Improvement Area 2, 5.375%, 9/01/38	3,080,000	2,419,248
Roseville Special Tax, CFD No.1,
Fiddyment Ranch, 5.00%, 9/01/17	1,495,000	1,479,377
Fiddyment Ranch, 5.00%, 9/01/19	980,000	950,326
Fiddyment Ranch, 5.125%, 9/01/21	980,000	942,936
Fiddyment Ranch, 5.00%, 9/01/24	1,010,000	917,040
Fiddyment Ranch, 5.00%, 9/01/25	1,020,000	928,516
Fiddyment Ranch, 5.125%, 9/01/26	4,945,000	4,489,763
Fiddyment Ranch, 5.25%, 9/01/36	7,880,000	6,574,678
Longmeadow, 5.00%, 9/01/36	2,370,000	1,881,946
Stone Point, 6.375%, 9/01/24	1,750,000	1,771,193
Stone Point, 6.375%, 9/01/28	2,500,000	2,438,675
Stoneridge, Pre-Refunded, 6.20%, 9/01/21	1,250,000	1,348,238
Stoneridge, Pre-Refunded, 6.30%, 9/01/31	1,500,000	1,619,370
Westpark, 5.15%, 9/01/30	5,500,000	4,983,495
Westpark, 5.20%, 9/01/36	4,500,000	3,886,335
Roseville Westpark CFD No.1 Special Tax, Public Facilities,
5.20%, 9/01/26	1,000,000	927,190
5.25%, 9/01/37	1,600,000	1,324,224
Rowland USD, GO, Capital Appreciation, Election of 2006, Series B, zero cpn.,
8/01/34	5,000,000	1,129,350
8/01/39	15,000,000	2,420,400
8/01/42	10,750,000	1,422,225
Sacramento County Airport System Revenue, senior bond, Series B, AGMC Insured, 5.25%, 7/01/39	10,000,000	10,224,600
Sacramento County Special Tax, CFD No.1, Refunding, 6.30%, 9/01/21	1,575,000	1,583,033
Sacramento Special Tax, North Natomas CFD No. 97-01, Refunding, 5.10%, 9/01/35	1,515,000	1,344,956
San Bernardino Community College District GO, Election of 2008, Series A, zero cpn., 8/01/44	12,495,000	1,644,717
San Diego Public Facilities Financing Authority Lease Revenue, Master Refunding Project, Series A, 5.25%, 3/01/40	7,160,000	7,322,031
San Diego RDA Tax Allocation, Capital Appreciation,
Refunding, Series B, zero cpn., 9/01/10	825,000	825,000
Refunding, Series B, zero cpn., 9/01/15	6,810,000	5,541,501
Refunding, Series B, zero cpn., 9/01/16	1,500,000	1,153,515

Quarterly Statement of Investments

Franklin Municipal Securities Trust

Statement of Investments, August 31,2010 (unaudited) (continued)
Refunding, Series B, zero cpn., 9/01/19	1,800,000	1,127,448
Refunding, Series B, zero cpn., 9/01/20	1,800,000	1,047,834
Refunding, Series B, zero cpn., 9/01/21	1,800,000	972,810
Refunding, Series B, zero cpn., 9/01/22	1,900,000	953,591
Refunding, Series B, zero cpn., 9/01/23	1,900,000	890,910
Refunding, Series B, zero cpn., 9/01/24	1,900,000	830,642
Refunding, Series B, zero cpn., 9/01/28	1,900,000	617,177
Series B, zero cpn., 9/01/25	1,900,000	771,457
Series B, zero cpn., 9/01/26	1,900,000	717,459
Series B, zero cpn., 9/01/27	1,900,000	661,808
San Diego RDA Tax Allocation Revenue,
City Heights Redevelopment, Series A, 5.625%, 9/01/40	2,315,000	2,343,220
Naval Training Center, Series A, 5.50%, 9/01/30	1,000,000	1,018,470
Naval Training Center, Series A, 5.75%, 9/01/40	3,000,000	3,056,370
San Diego USD, GO,
Cvt. Capital Appreciation Bond, Election of 2008, Series A, zero cpn. to 7/01/19,6.00% thereafter, 7/01/33	10,000,000	6,311,700
Cvt. Capital Appreciation Bond, Series C, zero cpn. to 7/01/30, 6.625% thereafter, 7/01/47	26,025,000	8,389,939
San Francisco City and County Redevelopment Financing Authority Tax Allocation Revenue, Mission Bay South
Redevelopment, Series D, 6.625%, 8/01/39	2,265,000	2,439,156
San Joaquin County Public Facilities Financing Corp. Revenue COP, Wastewater Conveyance Project, 6.00%, 8/01/37	1,000,000	905,150
San Joaquin Delta Community College District GO, Election of 2004, Capital Appreciation, Series B, AGMC Insured, zero cpn.,
8/01/30	3,900,000	1,225,341
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, 5.60%, 1/15/16	4,500,000	4,668,255
Capital Appreciation, Refunding, Series A, 5.70%, 1/15/19	3,000,000	3,044,010
Capital Appreciation, Refunding, Series A, 5.75%, 1/15/21	24,750,000	24,952,207
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/15/26	19,475,000	5,656,124
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/15/32	50,225,000	10,203,711
junior lien, ETM, zero cpn., 1/01/28	19,150,000	10,461,262
Refunding, Series A, 5.50%, 1/15/28	3,645,000	3,405,050
senior lien, 5.00%, 1/01/33	32,865,000	27,264,147
San Marcos Public Facilities Authority Special Tax Revenue,
Refunding, Series A, 5.65%, 9/01/36	5,180,000	4,789,376
Series A, 5.05%, 9/01/38	3,250,000	2,674,685
San Marcos RDA Tax Allocation, Affordable Housing Project, Series A, 5.65%, 10/01/28	2,000,000	2,001,120
Santa Cruz County RDA Tax Allocation, 6.625%, 9/01/29	2,650,000	2,958,884
Saugus USD, CFD No. 2005-4 Special Tax, 5.30%, 9/01/36	2,000,000	1,621,900
Selma PFA Lease Revenue, Refunding, 7.00%, 2/01/40	3,265,000	3,200,973
Sierra View Local Health Care District Revenue, 5.25%, 7/01/32	3,000,000	3,047,910
Simi Valley 1915 Act Special Assessment, AD No. 98-1, Madera, 7.30%, 9/02/24	2,220,000	2,250,947
Siskiyou Union High School District GO, Capital Appreciation, Election of 2008, Series B, AGMC Insured, zero cpn., 8/01/49	15,015,000	1,218,317
Southern California Public Power Authority Transmission Project Revenue, Southern Transmission Project, 6.125%, 7/01/18	50,000	50,198
Stockton 1915 Act Special Assessment, Limited Obligation, Mosher AD No. 2003-2,
6.20%, 9/02123	2,955,000	3,011,440
6.30%, 9/02133	3,390,000	3,406,475
Stockton PFA Lease Revenue, Capital Improvement Projects, Series A, 7.00%, 9/01/38	7,000,000	7,486,150
Stockton Special Tax, Spanos Park West CFD No. 2001-1, Pre-Refunded, 6.25%, 9/01/25	3,500,000	3,970,470
bSusanvilie PFAR, Subordinated Utility Enterprises, Refunding, Series B,
5.50%, 6/01/30	1,185,000	1,148,822
5.875%, 6/01/35	1,660,000	1,641,690
6.00%, 6/01/45	6,180,000	6,143,538
Susanville School District GO, Capital Appreciation, Election of 2008, Assured Guaranty, zero cpn., 8/01/49	17,505,000	1,502,979
Tehachapi RDA Tax Allocation, Tehachapi Redevelopment Project, Radian Insured, 5.25%, 12/01/37	1,500,000	1,376,085
Temecula RDA Tax Allocation Revenue, sub. lien, Escrow, Redevelopment Project No.1, 5.625%, 12/15/38	2,000,000	1,781,720
Temecula Valley USD, CFD No. 2005-1 Special Tax, 5.00%, 9/01/36	1,000,000	871,540
Tobacco Securitization Authority Northern California Tobacco Settlement Revenue,
Capital Appreciation, Asset-Backed, Series A-2, 5.40%, 6/01/27	1,250,000	1,187,775
Series A-1, 5.375%, 6/01/38	5,000,000	3,975,100
Series A-1, 5.50%, 6/01/45	1,945,000	1,404,348
Tobacco Securitization Authority Southern California Tobacco Settlement Revenue, Second Sub. Capital Appreciation Bond,
Refunding, Series C, zero cpn., 6/01/46	25,000,000	818,000
Torrance USD, GO, Capital Appreciation, Election of 2008, Measure Z, Series B-1, zero cpn., 8/01/34	5,640,000	1,365,726
Truckee-Donner PUD Special Tax, CFD No. 04-1,
5.75%,9/01/29	2,975,000	2,475,854
5.80%, 9/01/35	4,630,000	3,742,707

	Quarterly Statement of Investments

Franklin Municipal Securities Trust

Statement of Investments, August 31,2010 (unaudited) (continued)
Truckee-Donner PUD Special Tax Allocation, Special Tax Bonds,
5.20%, 9/01/25	3,000,000	2,429,130
5.25%, 9/01/30	5,050,000	3,912,841
5.30%, 9/01/35	7,395,000	5,563,480
Tulare RDA Tax Allocation, Merged Tulare Redevelopment, Series A, 6.25%, 8/01/40	3,540,000	3,597,242
Tustin CFD No. 07-01 Special Tax, Tustin Legacy, 6.00%, 9/01/37	2,100,000	2,105,817
Tustin USD Special Tax,
5.75%,9/01/30	1,000,000	1,032,210
6.00%, 9/01/40	3,000,000	3,095,520
Upland CFD No. 2003-2 Special Tax, San Antonio, Improvement Area 1, Series A,
5.90%, 9/01/24	2,380,000	2,402,681
6.00%, 9/01/34	2,000,000	1,979,920
Vallejo RDA Tax Allocation, Housing Set-Aside, Refunding, Series A, 7.00%, 10/01/31	4,575,000	4,629,946
Valley Sanitary District 1915 Act Special Assessment, AD No. 04, Valley Sanitary District, Limited Obligation,
5.00%, 9/02/25	1,050,000	890,684
5.20%, 9/02/30	1,355,000	1,144,690
Victor Valley Community College District GO, Capital Appreciation, Election of 2002, Series C, zero cpn., 6/01/49	11,940,000	1,016,691
West Kern Community College District GO, Capital Appreciation, Election of 2004, Series B, XLCA Insured, zero cpn.,
11/01/25	2,435,000	1,038,576
11/01/26	2,480,000	982,824
11/01/27	1,400,000	504,238
11/01/28	1,445,000	484,364
11/01/29	1,485,000	460,914
West Sacramento Special Tax,
CFD No. 16, Pre-Refunded, 5.90%, 9/01/23	1,000,000	1,072,980
CFD No. 20, 5.125%, 9/01/25	500,000	444,870
CFD No. 20, 5.30%, 9/01/35	1,740,000	1,506,736
Westside USD, CFD No. 2005-3 Special Tax, 5.00%,
9/01/26	700,000	614,887
9/01/36	2,080,000	1,729,458
William S. Hart UHSD, CFD No. 2005-1 Special Tax, 5.30%, 9/01/36	2,500,000	1,890,875
Woodland Special Tax, CFD No.1,
6.00%, 9/01/28	5,000,000	4,613,150
6.25%, 9/01/34	6,615,000	6,225,376
Yucca Valley RDA Tax Allocation, Yucca Valley Redevelopment Project No.1,
5.50%, 6/01/28	2,110,000	2,152,432
5.75%,6/01/38	5,485,000	5,525,315
		1,415,032,132
u.s. Territories 2.6%
Guam 1.2%
Guam Government GO,
Refunding, Series A, 5.00%, 11/15/23	7,245,000	7,279,269
Refunding, Series A, 5.25%, 11/15/37	6,500,000	6,072,040
Series A, 7.00%, 11/15/39	5,000,000	5,647,050
		18,998,359
Northern Mariana Islands 0.1%
Northern Mariana Islands Commonwealth Ports Authority Seaport Revenue, Series A, 6.60%, 3/15/28	1,620,000	1,595,441

Puerto Rico 1.3%
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A, 6.00%, 7/01/44	5,000,000	5,383,900
Puerto Rico Commonwealth GO,
Public Improvement, Refunding, Series A, 5.50%, 7/01/32	10,000,000	10,478,200
Series A, 5.00%, 7/01/24	3,150,000	3,254,611
		19,116,711
Total U.S. Territories		39,710,511
Total Municipal Bonds before Short Term Investments (Cost $1,478,430,261)		1,454,742,643
Short Term Investments 4.1%
Municipal Bonds 4.1%
California 4.1%
'California Infrastructure and Economic Development Bank Revenue,
Asian Art Museum Foundation, NATL Insured, Daily VRDN and Put, 0.24%, 6/01/34	4,400,000	4,400,000
Contemporary Jewish Museum, Daily VRDN and Put, 0.23%, 12/01/36	700,000	700,000
Pacific Gas and Electric Co., Refunding, Series A, Daily VRDN and Put, 0.22%, 11/01/26	800,000	800,000

Quarterly Statement of Investments

Franklin Municipal Securities Trust

Statement of Investments, August 31,2010 (unaudited) (continued)
Pacific Gas and Electric Co., Refunding, Series D, Daily VRDN and Put, 0.19%, 12/01/16		955,000	955,000
'California	PCFA, PCR, Pacific Gas and Electric Co., Refunding,
Series C, Daily VRDN and Put, 0.25%, 11/01/26		7,100,000	7,100,000
Series F, Daily VRDN and Put, 0.22%, 11/01/26		3,300,000	3,300,000
'California	State Department of Water Resources Power Supply Revenue, Series B, Sub Series B-1, Daily VRDN and Put,
0.23%, 5/01/22		65,000	65,000
'California	State Economic Recovery GO, Series C-4, Daily VRDN and Put, 0.23%, 7/01/23	1,000,000	1,000,000
'California	Statewide CDA Revenue, Los Angeles County Museum Art Project, Refunding, Series D, Daily VRDN and Put,
0.24%, 12/01/34		6,675,000	6,675,000
'irvine	1915 Act Special Assessment, Limited Obligation, AD No. 93-14, Daily VRDN and Put, 0.24%, 9/02/25	2,200,000	2,200,000
'irvine	Ranch Water District Revenue, ID, Consolidated, Series B, Daily VRDN and Put, 0.24%, 10/01/41	7,400,000	7,400,000
'Los Angeles Department of Water and Power Revenue, Refunding, Series B-3, Daily VRDN and Put, 0.26%, 7/01/34		3,300,000	3,300,000
'Metropolitan Water District of Southern California Waterworks Revenue, Refunding, Series B-3, Daily VRDN and Put, 0.23%,
7/01/35		4,300,000	4,300,000
'Southern California Public Power Authority Power Project Revenue, Mead-Adelanto Project, Refunding, Series A, Daily VRDN
and Put, 0.24%, 7/01/20		21,100,000	21,100,000
Total Short Term Investments (Cost $63,295,000)			63,295,000
Total Investments (Cost $1,541,725,261) 98.9%			1,518,037,643
other Assets, less Liabilities 1.1%			17,033,239
Net Assets 100.0%			$1,535,070,882

a Security has been deemed illiquid because it may not be able to be sold within seven days. At August 31, 2010, the aggregate value of these securities was $7,522,543 representing 0.49% of net assets. b Security purchased on a delayed delivery basis.

'Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

Quarterly Statement of Investments

Franklin Municipal Securities Trust

Statement of Investments, August 31,2010 (unaudited) (continued)

ABBREVIATIONS
Selected Portfolio
1915 Act	- Improvement	Bond Act of 1915
ABAG	- The Association of Bay Area Governments
AD	- Assessment District
AGMC	- Assured Guaranty Municipal Corp.
AMBAC	- American Municipal Bond Assurance Corp.
CDA	- Community Development Authority/Agency
CFD	- Community	Facilities District
CIFP	- Capital Improvement Financing Program
COP	- Certificate of Participation
CRDA	- Community Redevelopment Authority/Agency
ETM	- Escrow to Maturity
FGIC	- Financial Guaranty Insurance Co.
FHA	- Federal Housing Authority/Agency
GO	- General Obligation
ID	- Improvement District
MFHR	- Multi-Family	Housing Revenue
MFR	- Multi-Family Revenue
NATL	- National Public Financial Guarantee		Corp.
NATL RE	- National Public Financial Guarantee		Corp. Reinsured
PCFA	- Pollution Control Financing Authority
PCR	- Pollution Control Revenue
PFA	- Public Financing Authority
PFAR	- Public Financing Authority Revenue
PUD	- Public Utility District
RDA	- Redevelopment Agency/Authority
UHSD	- Unified/Union	High School District
USD	- Unified/Union	School District
XLCA	- XL Capital Assurance

Quarterly Statement of Investments

Franklin Municipal Securities Trust

Statement of Investments, August 31,2010 (unaudited) (continued)

Municipal Bonds 97.1%
Tennessee 85.5%
Blount County PBA, GO, Local Government Public Improvement, Series B-15-A, Assured Guaranty, 5.00%,
6/01/28	$1,100,000	$1,208,680
6/01/32	2,565,000	2,753,656
Bristol Electric Revenue, System, AMBAC Insured, 5.00%, 9/01/29	1,075,000	1,139,704
Chattanooga Electric Revenue, Series A, 5.00%, 9/01/33	7,500,000	8,112,675
Chattanooga Health Educational and Housing Facility Board Revenue, Catholic Health Initiatives, Series D, 6.25%, 10/01/33	500,000	564,105
Chattanooga-Hamilton County Hospital Authority Hospital Revenue, Erlanger Medical Center, Refunding, AGMC Insured,
5.00%, 10/01/22	3,250,000	3,449,485
Clarksville Electric System Revenue,
Series A, 5.00%, 9/01/34	2,000,000	2,194,540
Series A, 5.00%, 9/01/35	3,185,000	3,483,721
XLCA Insured, 5.00%, 9/01/23	2,325,000	2,594,677
XLCA Insured, 5.00%, 9/01/32	4,000,000	4,219,480
Clarksville Water Sewer and Gas Revenue,
Improvement, AGMC Insured, Pre-Refunded, 5.00%, 2/01/22	1,210,000	1,233,547
Refunding and Improvement, AGMC Insured, 5.00%, 2/01/22	790,000	801,273
Franklin County Health and Educational Facilities Board Revenue, University South Project, AMBAC Insured, 5.00%, 9/01/24	2,000,000	2,180,380
Gallatin Water and Sewer Revenue, Assured Guaranty, 5.00%, 1/01/33	2,215,000	2,360,149
Greene County GO, Refunding, Series B, NATL Insured, 5.00%, 6/01/24	1,000,000	1,077,930
Hallsdale-Powell Utility District Knox County Water and Sewer Revenue,
NATL RE, FGIC Insured, 5.00%, 4/01/31	1,000,000	1,065,640
Refunding and Improvement, Series A, NATL RE, FGIC Insured, 5.00%, 4/01/27	2,500,000	2,585,750
Harpeth Valley Utilities District Davidson and Williamson Counties Revenue, Utilities, Improvement,
NATL Insured, 5.00%, 9/01/29	1,000,000	1,056,230
NATL Insured, 5.00%, 9/01/34	2,310,000	2,408,360
NATL RE, FGIC Insured, 5.00%, 9/01/35	3,700,000	3,919,188
Hawkins County First Utility District Waterworks Revenue, Series B, Assured Guaranty, 5.00%, 6/01/42	1,250,000	1,319,675
Jackson Hospital Revenue, Jackson-Madison Project, Refunding and Improvement, 5.50%, 4/01/33	3,000,000	3,089,700
Johnson City Electric Revenue, Improvement, AGMC Insured, 5.00%, 5/01/29	1,000,000	1,091,560
Johnson City Health and Educational Facilities Board Hospital Revenue, Series A, NATL Insured, Pre-Refunded, 5.125%,
7/01/25	3,000,000	3,023,970
Johnson City Health and Educational Facilities Board Revenue, Pine Oaks Assisted Project, Series A, GNMA Secured, 5.90%,
6/20/37	1,330,000	1,334,442
Kingsport GO, Series B, Assured Guaranty, 5.00%, 3/01/29	1,030,000	1,141,086
Kingsport IDB, MFHR, Model City Airport Project, GNMA Insured, 5.50%, 7/20/39	2,995,000	3,191,771
Knox County First Utility District Water and Sewer Revenue, NATL Insured, 5.00%,
12/01/24	1,790,000	1,961,428
12/01/25	1,000,000	1,089,870
Knox County First Utility District Water and Sewer Revenue GO, Refunding and Improvement, 5.00%,
12/01/26	1,390,000	1,594,789
12/01/29	1,500,000	1,694,025
Knox County Health Educational and Housing Facilities Board Hospital Facilities Revenue,
Covenant Health System, Refunding and Improvement, Series A, zero cpn., 1/01/36	5,000,000	1,189,600
Fort Sanders Alliance, Refunding, NATL Insured, 5.75%, 1/01/14	1,250,000	1,372,600
Knox County Health Educational and Housing Facilities Board Revenue, University Health System Inc., Refunding, 5.25%,
4/01/27	2,500,000	2,535,950
4/01/36	5,000,000	4,992,800
Knoxville Waste Water System Revenue, Improvement, Series A, NATL Insured, 5.00%, 4/01/37	3,620,000	3,791,552
Knoxville Water Revenue, System Improvement, Series R, AGMC Insured, 5.00%, 3/01/30	2,370,000	2,525,804
Lawrenceburg PBA, GO, Electric System, Public Works, Refunding, AMBAC Insured, 5.00%, 7/01/22	2,500,000	2,895,050
Lenoir City Electric System Revenue, Refunding and Improvement, AGMC Insured, 5.00%, 6/01/21	2,000,000	2,035,820
Manchester GO, Refunding, AGMC Insured, 5.00%, 6/01/38	2,665,000	2,898,347
Maryville Revenue, Series A, Assured Guaranty, 5.00%, 6/01/38	7,850,000	8,341,017
Memphis GO,
General Improvement, Assured Guaranty, Pre-Refunded, 5.00%, 4/01/27	1,975,000	2,455,715
General Improvement, NATL Insured, 5.00%, 10/01/22	5,000,000	5,549,300
Series D, 5.00%, 7/01/23	2,000,000	2,402,320
Memphis-Shelby County Airport Authority Airport Revenue,
Refunding, Series B, 5.75%, 7/01/25	2,500,000	2,756,275
Series A, AGMC Insured, 5.00%, 7/01/35	5,000,000	5,265,550
Series A, AGMC Insured, 5.00%, 7/01/39	2,565,000	2,690,736

	Quarterly Statement of Investments

Franklin Municipal Securities Trust

Statement of Investments, August 31,2010 (unaudited) (continued)
Series D, AMBAC Insured, 6.00%, 3/01/24	3,460,000	3,494,704
Memphis-Shelby County Sports Authority Inc. Revenue, Memphis Arena Project,
Refunding, Series B, 5.375%, 11/01/29	5,000,000	5,411,050
Series A, AMBAC Insured, Pre-Refunded, 5.25%, 11/01/23	7,145,000	7,894,796
Metropolitan Government of Nashville and Davidson County Electric Revenue, Series A,
5.00%, 5/15/33	3,000,000	3,234,060
AMBAC Insured, 5.00%, 5/15/25	5,000,000	5,440,800
Metropolitan Government of Nashville and Davidson County GO,
Refunding, Series B, 5.00%, 8/01/25	5,000,000	5,627,200
Refunding and Improvement, Series A, 5.00%, 7/01/26	2,000,000	2,340,060
Series C, 5.00%, 2/01/25	3,000,000	3,292,920
Metropolitan Government of Nashville and Davidson County Health and Educational Facilities Board Revenue,
Mortgage, Dandridge Towers Section 8, Series A, ETM, 6.375%, 1/01/11	215,000	215,993
Vanderbilt University, Refunding, Series A, 5.00%, 10/01/39	1,000,000	1,104,300
Vanderbilt University, Refunding, Series B, 5.00%, 10/01/39	9,000,000	9,938,700
Vanderbilt University, Series A, 5.50%, 10/01/29	3,500,000	4,138,855
Murfreesboro GO, Refunding, 5.00%, 6/01/19	1,000,000	1,208,330
Rutherford County Consolidated Utility District Waterworks Revenue,
AGMC Insured, 5.00%, 2/01/36	3,060,000	3,225,730
Refunding, NATL Insured, 5.00%, 2/01/27	1,000,000	1,066,580
Rutherford County Health and Educational Facilities Board Revenue, Ascension Health Senior Credit Group, Series C, 5.00%,
11/15/40	12,000,000	12,594,720
Shelby County Health Educational and Housing Facilities Board Revenue,
Baptist Memorial Health, Series A, 5.00%, 9/01/19	3,015,000	3,373,725
Methodist, Series B, AGMC Insured, 5.25%, 9/01/27	5,000,000	5,374,450
SI. Jude Children's Research Hospital, Refunding, 5.00%, 7/01/36	5,000,000	5,175,850
South Blount County Utility District Waterworks Revenue,
AGMC Insured, 5.00%, 12/01/33	1,000,000	1,087,060
AGMC Insured, 5.25%, 12/01/39	3,310,000	3,653,843
NATL RE, FGIC Insured, Pre-Refunded, 4.50%, 12/01/22	750,000	814,403
Tennessee HDA Revenue, Homeownership Program,
5.375%, 7/01/23	390,000	390,254
2006-3, 4.90%, 7/01/37	4,520,000	4,459,884
Series 1, 5.00%, 7/01/29	1,400,000	1,454,754
Series 3C, 6.00%, 1/01/20	190,000	190,232
Series 4B, 6.00%, 7/01/25	1,935,000	2,080,957
Tennessee State GO, Refunding, Series C, 5.00%, 5/01/29	2,000,000	2,251,480
Tennessee State School Bond Authority Revenue, Higher Educational Facilities, Second Program,
Refunding, Series A, 5.00%, 5/01/39	3,000,000	3,242,730
Refunding, Series A, NATL Insured, 5.00%, 5/01/26	1,250,000	1,357,375
Refunding, Series A, NATL Insured, 5.00%, 5/01/30	3,000,000	3,203,820
Series A, 5.00%, 5/01/34	3,555,000	3,787,070
Series B, 5.50%, 5/01/38	4,000,000	4,450,920
West Wilson Utility District Waterworks Revenue,
AMBAC Insured, Pre-Refunded, 5.25%, 6/01/23	3,780,000	3,921,637
Improvement, NATL Insured, Pre-Refunded, 5.00%, 6/01/26	1,805,000	2,090,605
Refunding, AMBAC Insured, 5.25%, 6/01/23	720,000	739,404
Refunding, NATL Insured, 4.75%, 6/01/23	1,805,000	1,977,937
Refunding and Improvement, NATL Insured, 4.75%, 6/01/28	1,000,000	1,055,390
White House Utility District Robertson and Sumner Counties Water and Sewer Revenue,
AGMC Insured, Pre-Refunded, 5.125%, 1/01/26	1,100,000	1,117,699
Refunding, AGMC Insured, 5.125%, 1/01/26	1,400,000	1,407,784
Williamson County GO,
Public Improvement, Pre-Refunded, 5.00%, 4/01/20	2,000,000	2,148,500
Public Improvement, Refunding, 5.00%, 3/01/20	2,000,000	2,193,680
Refunding, 5.00%, 4/01/26	1,930,000	2,402,039
		258,272,202
u.s. Territories 11.6%
Guam 1.8%
Guam Economic Development and Commerce Authority Revenue, Tobacco Settlement, Asset-Backed, Refunding, 5.25%,
6/01/32	2,135,000	1,953,802
Guam Government Limited Obligation Revenue, Section 30, Series A, 5.625%, 12/01/29	3,205,000	3,454,862
		5,408,664

Quarterly Statement of Investments

Franklin Municipal Securities Trust

Statement of Investments, August 31,2010 (unaudited) (continued)
Puerto Rico 9.8%
Puerto Rico Commonwealth GO, Public Improvement,
Refunding, Series A-4, AGMC Insured, 5.00%, 7/01/31	2,760,000	2,917,237
Series A, FGIC Insured, Pre-Refunded, 5.00%, 7/01/32	1,500,000	1,629,270
Puerto Rico Electric Power Authority Power Revenue,
Refunding, Series SS, NATL Insured, 5.00%, 7/01/25	5,000,000	5,250,850
Series XX, 5.25%, 7/01/40	2,500,000	2,615,075
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Hospital Revenue,
Hospital Auxilio Mutuo Obligation Group Project, Series A, NATL Insured, 6.25%, 7/01/24	200,000	200,832
Puerto Rico PSA Guaranteed Revenue, Government Facilities,
Refunding, Series D, 5.375%, 7/01/33	655,000	663,640
Series D, Pre-Refunded, 5.375%, 7/01/33	1,845,000	2,007,729
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, first sub.,
Series S, 6.375%, 8/01/39	8,000,000	9,084,560
Series C, 5.50%, 8/01/40	5,000,000	5,350,600
		29,719,793
Total U.S. Territories		35,128,457
Total Municipal Bonds before Short Term Investments (Cost $275,957,692)		293,400,659
Short Term Investments (Cost $6,900,000) 2.3%
Municipal Bonds 2.3%
U.S. Territories 2.3%
Puerto Rico 2.3%
'Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series S, Daily VRDN and Put, 0.19%, 7/01/32	6,900,000	6,900,000

Total Investments (Cost $282,857,692) 99.4%		300,300,659
other Assets, less Liabilities 0.6%		1,858,347
Net Assets 100.0%		$302,159,006

'Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

Quarterly Statement of Investments

Franklin Municipal Securities Trust

Statement of Investments, August 31,2010 (unaudited)			(continued)

Selected Portfolio
AGMC	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
ETM	Escrow to Maturity
FGIC	Financial Guaranty Insurance Co.
GNMA	Government National Mortgage Association
GO	General Obligation
HDA	Housing Development Authority/Agency
lOB	Industrial Development Bond/Board
MFHR	Multi-Family Housing Revenue
NATL	National Public Financial Guarantee	Corp.
NATL RE	National Public Financial Guarantee	Corp. Reinsured
PBA	Public Building Authority
XLCA	XL Capital Assurance

Franklin Municipal Securities Trust

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Municipal Securities Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of two funds (Funds).

2. FINANCIAL INSTRUMENT VALUATION

The Funds value their investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Funds' Board of Trustees, the Funds may utilize independent pricing services, quotations from securities and financial instnunent dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market -based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market -based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

3. INCOME TAXES

At August 31, 2010, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

		Franklin California	Franklin Tennessee
		High Yield	Municipal
		Municipal Fund	Bond Fund

Cost of investments		$1,538,802,590	$282,788,393

Unrealized appreciation		$64,108,171	$17,962,642
Unrealized depreciation		(84,873,118)	(450,376)
Net unrealized appreciation	(depreciation)	$(20,764,947)	$17,512,266

4. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' investments and are summarized in the following fair value hierarchy:

  Level 1 - quoted prices in active markets for identical securities
  Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
  Level 3 - significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At August 31, 2010, all of the Funds' investments in securities carried at fair value were in Level 2 inputs.

5. SUBSEQUENT

EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

For information on the Funds' policy regarding other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no significant changes in the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Franklin Municipal Securities Trust

By /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  October 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  October 28, 2010

By /s/GASTON GARDEY

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  October 28, 2010